Average Annual Total Returns - A C I Shares - JPMorgan Equity Premium Income Fund	Class A Life of Fund since	Class A 1 Year	Class A Inception Date	Class C Life of Fund since	Class C 1 Year	Class I Life of Fund since	Class I 1 Year	Class I Return After Taxes on Distributions Life of Fund since	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year
Total	5.15%	0.12%	Aug. 31, 2018	7.06%	4.20%	7.84%	5.89%	3.90%	1.01%	4.35%	3.40%	13.87%	18.40%	1.57%	0.67%